Note 11 - Financial Instruments designated at fair value through profit or loss (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Profit Or Loss
Debt Securities, at fair value	€ 1,098,000,000	€ 1,214,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,098,000,000	1,214,000,000
Financial Liabilities At Fair Value Through Profit Or Loss
Deposits at fair value through profit or loss	914,000,000	944,000,000
Debt securities at fair value through profit or loss	4,202,000,000	4,656,000,000
OtherFinancialLiabilitiesAndUnitLinkedProductsLiabilities	4,087,000,000	4,410,000,000
TOTAL Financial Liabilities At Fair Value Through Profit or Loss	€ 9,203,000,000	€ 10,010,000,000